Goldman Sachs Large Cap Value Fund | Summary - Service Shares - Goldman Sachs Large Cap Value Fund
Effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs Large Cap Value Fund—Summary—Fees and Expenses of the Fund” section of the Service Shares Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Service Shares, Goldman Sachs Large Cap Value Fund
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.05%
Total Annual Fund Operating Expenses		1.05%
Fee Waiver	[1]	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver		1.03%
[1]	Effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.73% of the Fund's average daily net assets. This arrangement will remain in effect through at least April 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.